Schedule of Account Receivable (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Credit Loss [Abstract]
Accounts receivable - gross	$ 1,411,624	$ 1,345,080	$ 1,462,698
Allowance for doubtful debts	(1,181,916)
Accounts receivable - net	$ 229,708	$ 1,345,080	$ 1,462,698